Segment Information	9 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 12: - SEGMENT INFORMATION

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer, in deciding how to allocate resources and assessing performance.

The segment structure reflects the financial information and reports used by the Company’s management, specifically its CODM, to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting.

The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level. As a single reportable segment entity, the Company’s segment performance measure is net loss. The Company adopted ASU 2023-07 in December 2024.

Revenue by geographical region can be found in the revenue recognition disclosures in Note 3.

Major Customers:

During the nine months ended September 30, 2025, the Company had two customers that accounted for 71.85% and 24.35%, respectively, of revenues.

During the nine months ended September 30, 2024, the Company had four customers that accounted for 24.78%, 22.39%, 19.4% and 10.75%, respectively, of revenues.

No other customer accounted for 10% or more of revenues in 2025 or 2024. The 10% customers were different customers in each of 2025 and 2024.